Expense Example, No Redemption - Invesco Peak Retirement Now Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	621	2,927	4,893	8,635	152	2,698	4,834	8,722	101	2,577	4,677	8,636	50	2,454	4,515	8,472	50	2,430	4,477	8,427	50	2,430	4,477	8,427